2. BASIS OF PREPARATION: a) Statement of compliance (Policies)	12 Months Ended
Dec. 31, 2022
Policies
a) Statement of compliance

a)Statement of compliance

These consolidated financial statements have been prepared in accordance and compliance with International Financial Reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).